Financial Instruments-risk management (Schedule of Gearing Ratios) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments risk Management [Abstract]
Net Debt	$ 326,239	$ 319,275
Total Equity	132,885	143,021	$ 126,840	$ 141,593
Capital	$ 459,124	$ 462,296
Gearing Ratio	71.00%	69.00%